Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	112 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026 [3]	Jul. 31, 2026 [2]	Jul. 31, 2026
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	0.00%	0.96%			1.22%
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-1
Average Annual Return, Percent	[1]	2.37%	1.28%			1.27%
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-2
Average Annual Return, Percent	[1]	2.69%	1.59%			1.57%
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class F-3
Average Annual Return, Percent	[1]	2.76%	1.67%		1.83%
American Funds Short-Term Tax-Exempt Bond Fund® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class R-6
Average Annual Return, Percent	[1]	2.76%	1.67%	1.83%
Without Sales Load [Member] | American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Short-Term Tax-Exempt Bond Fund — Class A(without sales charge)
Average Annual Return, Percent	[1]	2.56%	1.47%			1.47%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	5.27%	0.51%	2.44%	2.43%	1.95%
Bloomberg Municipal Short 1-5 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Short 1-5 Years Index
Average Annual Return, Percent	[4]	2.16%	1.40%	1.76%	1.78%	1.59%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class R-6 shares were first offered on March 17, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.